Loans receivable	12 Months Ended
Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Loans receivable

14	Loans receivable

	2023 € '000s	2022 € '000s
At Amortized cost
Current loans receivable
Loan receivable from Apricot Investments Limited	3,442	—
Other loans receivable	3,277	—
	6,719	—

Non-current loans receivable
Loan receivable from Apricot Investments Limited	88,000	18,321
Other loans receivable	1,090	7,203
	89,090	25,524
The Group entered into a loan agreement with Apricot Investments Limited ("Apricot") on November 14, 2022 to loan funds to be used exclusively in the development of a sportsbook gaming system. Following further amendments to the loan agreement, the Group loaned Apricot €98.0 million to be paid in 18 installments from November 15, 2022 until February 15, 2024. The principal amount of the loan is to be repaid in full on or by November 14, 2027. The interest rate on the loan is 1% above the Bank of England rate per annum, with interest payable annually in arrears in each year of the term.
Other loans receivable are unsecured, have varying interest rates and varying dates of repayment.
Management considers that the carrying amount of loans receivable approximates their fair value.